Organization, Recent Accounting Pronouncements, Going Concern and Summary of Significant Accounting Policies (Details)	12 Months Ended
Aug. 31, 2015
Office Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives	5 years
Furniture & Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture & Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years